Financial instruments (Details 2) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Net (loss)/gain recognized in OCI in respect of hedges of highly probable forecast transactions. (Net of amounts reclassified from OCI and recognized as component of revenue)	₨ (470)	$ (6)	₨ (905)	₨ 882
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Net (loss)/gain recognized in finance costs in respect of foreign exchange derivative contracts and cross currency interest rate swaps contracts	(9)		62	245
Net (loss)/gain recognized in OCI in respect of hedges of highly probable forecast transactions. (Net of amounts reclassified from OCI and recognized as component of revenue)	(470)		(905)	883
Net gain/(loss) reclassified from OCI and recognized as component of revenue upon occurrence of forecasted transaction	₨ 1,368		₨ (4,375)	₨ 525